FINANCIAL INSTRUMENTS - Schedule of Gain (Loss) on Derivatives (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Change in fair value of derivative instruments	$ 3,032	$ 48,764
Realized gain/(loss) on derivative instruments	11,232	(2,406)
Gain/(loss) on derivatives	$ 14,264	$ 46,358